CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2021 shares
Statement Of Stockholders Equity [Abstract]
Sale of Units, net of underwriting discounts, fair value of warrant liability and offering expenses	27,600,000